Fees Summary	Feb. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 530,000
Previously Paid Amount	0.00
Total Fee Amount	73.19
Total Offset Amount	0.00
Net Fee	73.19
Narrative - Max Aggregate Offering Price	$ 530,000
Final Prospectus	true